Commitments and Contingencies	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

9.      COMMITMENTS AND CONTINGENCIES

Commitments

As of June 30, 2024 and 2025, other than lease commitment disclosed elsewhere in these consolidated financial statements, we had neither significant financial nor capital commitment.

Contingencies

As of June 30, 2024 and 2025, the Company was not a party to any material legal or administrative proceedings.

9.      COMMITMENTS AND CONTINGENCIES

Commitments

As of June 30, 2023 and 2024, other than lease commitment disclosed elsewhere in these consolidated financial statements, we had neither significant financial nor capital commitment.

Contingencies

As of June 30, 2023 and 2024, the Company was not a party to any material legal or administrative proceedings.